As filed with the Securities and Exchange

Commission on August 13, 2020

File No. 33-57724

811-07458

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 53 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 56 ☒

Tweedy, Browne Fund Inc.

(Exact Name of Registrant as Specified in Charter)

One Station Place, 5th Floor

Stamford, CT 06902

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 703-0600

Name and Address of Agent for Service:	Copy to:
Elise M. Dolan Tweedy, Browne Company LLC One Station Place, 5th Floor Stamford, CT 06902	Thomas DeCapo, Esq. Skadden, Arps, Slate, Meagher & Flom LLP 500 Boylston Street Boston, Massachusetts 02116

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 53 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 13th day of August, 2020.

TWEEDY, BROWNE FUND INC.

By: /s/ Thomas H. Shrager
Thomas H. Shrager
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 53 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas H. Shrager		August 13, 2020
Thomas H. Shrager /s/ William H. Browne	President and Director	August 13, 2020
William H. Browne /s/ Robert Q. Wyckoff, Jr.	Director	August 13, 2020
Robert Q. Wyckoff, Jr. /s/ Roger R. de Bree	Chairman and Director	August 13, 2020
Roger R. de Bree /s/ John C. Hover II	Treasurer	August 13, 2020
John C. Hover II /s/ Bruce A. Beal	Director	August 13, 2020
Bruce A. Beal /s/ Richard B. Salomon	Director	August 13, 2020
Richard B. Salomon	Director

/s/ Paul F. Balser		August 13, 2020
Paul F. Balser /s/ Robert C. Elliott	Director
Robert C. Elliott /s/ Jack E. Fockler	Director	August 13, 2020
Jack E. Fockler	Director	August 13, 2020

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase